Share capital (Details 1) - shares shares in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Issued and outstanding common shares [Abstract]
Issued common shares	763.8	788.6	809.4
Common shares in Share Trusts	(1.8)	(1.4)	0.0
Outstanding common shares	762.0	787.2	809.4